FAIR VALUE (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	$ 5,248	$ 15,542
Financial assets at fair value through other comprehensive income	7,014	8,694
Total financial assets	12,262	24,236
Financial liabilities at amortized cost	582	1,083
Accounts payable and accrued liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at amortized cost	582	1,083
Total financial liabilities	582	1,083
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	5,115	15,400
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	5,115	15,400
Financial liabilities at amortized cost	0	0
Current accounts and other receivables
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	17	26
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	17	26
Financial liabilities at amortized cost	0	0
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through other comprehensive income	2,597	4,277
Total financial assets	2,597	4,227
Financial liabilities at amortized cost	0	0
Mineral property investments
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through other comprehensive income	4,417	4,417
Total financial assets	4,417	4,417
Financial liabilities at amortized cost	0	0
Reclamation deposit
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	116	116
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	116	116
Financial liabilities at amortized cost	$ 0	$ 0